INCOME TAXES (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of statutory and effective income tax rate
Effective tax rate (as a percent)	34.60%	32.20%	34.60%	33.20%	32.90%	33.60%	35.20%
Tax provision at statutory rate (as a percent)			35.00%		35.00%	35.00%	35.00%